Label	Element	Value
Virtus Event Opportunities Trust | Virtus Westchester Event-Driven Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Virtus Westchester Event-Driven Fund (the “Fund”),

a series of Virtus Event Opportunities Trust

Supplement dated February 11, 2022, to the Fund’s Summary Prospectus and the Virtus Event Opportunities Trust Statutory Prospectus,
each dated October 1, 2021, as supplemented and amended

Important Notice to Investors

Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Westchester Event-Driven Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The Shareholder Fees table showing the fees paid directly from the investment of a typical investor is hereby replaced in its entirety with the following:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example table showing the cost of ownership of the Fund is hereby replaced in its entirety with the following:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Held
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Investors should retain this supplement with the Prospectuses for future reference.
Virtus Event Opportunities Trust | Virtus Westchester Event-Driven Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 743
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,150
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,586
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,792
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	743
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,150
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,586
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,792
Virtus Event Opportunities Trust | Virtus Westchester Event-Driven Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 179
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	555
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	957
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,082
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	555
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	957
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,082